Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in unrealized appreciation (depreciation) of investments	$ (8,253)	$ (1,821)	$ 2,589
Change in unrealized appreciation (depreciation) - other	370	88	133
Change in deferred tax asset	810	374	(601)
Other comprehensive income (loss) before reclassifications	(7,073)	(1,359)	2,121
Reclassifications from AOCI, net of tax	(128)	(711)	(700)
Other comprehensive income (loss)	(7,201)	(2,070)	1,421
Net gains (losses) on derivatives and investments	3,856	(2,480)	(6,454)
Amortization of deferred acquisition costs	1,743	519	(534)
Pretax adjusted operating earnings	7,209	3,863	(2,393)
Income tax expense (benefit)	1,396	616	(841)
Net income (loss)	5,813	3,247	(1,552)
Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Net gains (losses) on derivatives and investments	(175)	(939)	(1,132)
Amortization of deferred acquisition costs	12	31	246
Pretax adjusted operating earnings	(163)	(908)	(886)
Income tax expense (benefit)	(35)	(197)	(186)
Net income (loss)	(128)	(711)	(700)
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	1,890	3,960	2,539
Balance	(5,311)	1,890	3,960
AOCI Including Portion Attributable to Noncontrolling Interest | Funds withheld assets
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	287
Balance	(2,106)	287
Net gains (losses) on derivatives and investments | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Net gains (losses) on derivatives and investments	(175)	(929)	(1,142)
Net gains (losses) on derivatives and investments | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Net gains (losses) on derivatives and investments	$ 0	$ (10)	$ 10